PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,130,702	$ 1,139,804
Less - accumulated depreciation	(468,650)	(415,810)
Property and equipment, net	662,052	723,994
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	1,092,242	1,092,870
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 38,460	$ 46,934